Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	5 Months Ended	12 Months Ended			13 Months Ended
	May. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Amortization expense		$ 1,602,000	$ 1,283,000	$ 1,919,000
Accumulated amortization		$ 5,427,000	$ 3,825,000		$ 5,427,000
Initial management agreement with the Manager | VLCC
Adjustment of daily rate expense	5.00%
Management Agreement with the Manager | VLCC
Daily fee					$ 9,500
Maximum
Interval between vessel drydocking special survey		60 months
Minimum
Interval between vessel drydocking special survey		30 months